Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Parenthetical) (Detail) - shares
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Cardinal Resources Limited Options [member] | Equity investments [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Effective interest rate in stock option	20.00%
Marverix Metals Incorporated [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Common shares	10,000,000	10,000,000
Percentage of ownership on diluted basis	20.50%